15 Trade account payables (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables		R$ 9,120,826	R$ 8,378,504
Trade account payables, current		9,116,989	8,341,252
Trade account payables, noncurrent		3,837	37,252
Domestic Market [Member]
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables		1,081,076	1,374,379
Domestic Market Related Parties [Member]
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables		155,980	177,175
Foreign Market [Member]
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	[1]	7,964,536	6,934,598
Present Value Adjustment - Foreign Market [Member]
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables	[2]	(80,766)	(107,648)
Domestic Market [Member]
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables		1,237,056	1,551,554
Foreign Market [Member]
DisclosureOfTradeAccountPayablesLineItems [Line Items]
Trade account payables		R$ 9,120,826	R$ 8,378,504

[1]	Considers R$6.5 billion (R$5.6 billion in 2018) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.
[2]	The rate for calculating the Present Value Adjustment applied to the external market payments with terms equal to or longer than 90 day is calculated based on the average rate for lengthening the term of trade payables.